Debt - Loan Facility (Details) - Inspirato LLC - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2020
Debt
Interest rate (as a percent)		4.25%	4.25%
Interest expense		$ 0.6	$ 0.6	$ 1.2
Prior Loan Facility
Debt
Term loan	$ 7.5
Term loan converted	$ 10.0
Loan Facility
Debt
Maximum borrowing capacity					$ 14.0
cash deposit with the holder					$ 7.0